OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES
Other non-current liabilities are comprised of the following:

(in thousands of $)	December 31, 2024	December 31, 2023
Unfavorable contract liabilities (Note 10)	71,681	87,449
Non-current portion of operating lease liability (Note 11)	2,346	2,910
Others	—	3
Other non-current liabilities	74,027	90,362